THE DUNHAM FUNDS

Dunham Emerging Markets Stock Fund

Class A (DAEMX)

Class C (DCEMX)

Class N (DNEMX)

Incorporated herein by reference is the definitive versions of the prospectus supplement pertaining to the Dunham Emerging Markets Stock Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 19, 2015 (SEC Accession No. 0001580642-15-004711).